UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shannon River Capital Management, LLC
Address: 850 Third Avenue, 10th Floor
         New York, NY  10022

13F File Number:  28-12497

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Spencer M. Waxman
Title:     Managing Member
Phone:     (212) 331-6555

Signature, Place, and Date of Signing:

       /s/ Spencer M. Waxman     New York, NY     August 07, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $151,039 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-                           Shannon River Global Management, LLC

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN ORIENTAL BIOENGR IN   COM              028731107     1647   185000 SH       OTHER   01             185000        0        0
ANSWERS CORP                   COM              03662X100      987    79916 SH       OTHER   01              79916        0        0
AUTHORIZE NET HLDGS INC        COM              052686102     6015   336224 SH       OTHER   01             336224        0        0
CENTRAL EUROPEAN MEDIA ENTRP   CL A NEW         G20045202     2521    25833 SH       OTHER   01              25833        0        0
CHINA UNICOM LTD               SPONSORED ADR    16945R104     7565   439088 SH       OTHER   01             439088        0        0
CNET NETWORKS INC              COM              12613R104     4874   595107 SH       OTHER   01             595107        0        0
CORNING INC                    COM              219350105     4181   163648 SH       OTHER   01             163648        0        0
DOBSON COMMUNICATIONS CORP     CL A             256069105     4252   382730 SH       OTHER   01             382730        0        0
DTS INC                        COM              23335C101     5955   273550 SH       OTHER   01             273550        0        0
FIBERTOWER CORP                COM              31567R100     2519   581799 SH       OTHER   01             581799        0        0
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109     7328   145148 SH       OTHER   01             145148        0        0
FUNDTECH LTD                   ORD              M47095100     4264   293845 SH       OTHER   01             293845        0        0
GOOGLE INC                     CL A             38259P508    11787    22550 SH       OTHER   01              22550        0        0
GREENFIELD ONLINE INC          COM              395150105    14482   910262 SH       OTHER   01             910262        0        0
HOLLYWOOD MEDIA CORP           COM              436233100     6099  1398801 SH       OTHER   01            1398801        0        0
ICO GLOBAL COMM HLDGS LTD DE   CL A             44930K108     1632   468929 SH       OTHER   01             468929        0        0
INFORMATION SERVICES GROUP I   UNIT 01/31/2011  45675Y203      908   104800 SH       OTHER   01             104800        0        0
IRON MTN INC                   COM              462846106     4978   190500 SH       OTHER   01             190500        0        0
ISHARES TR                     RUSSELL 2000     464287655      149   123800 SH  PUT  OTHER   01             123800        0        0
LAMAR ADVERTISING CO           CL A             512815101     3874    61732 SH       OTHER   01              61732        0        0
MDC PARTNERS INC               CL A SUB VTG     552697104     2230   254879 SH       OTHER   01             254879        0        0
MVC CAPITAL INC                COM              553829102      188    10000 SH       OTHER   01              10000        0        0
NDS GROUP PLC                  SPONSORED ADR    628891103     4662    99291 SH       OTHER   01              99291        0        0
NTELOS HLDGS CORP              COM              67020Q107     3808   137754 SH       OTHER   01             137754        0        0
ONLINE RES CORP                COM              68273G101     3551   323429 SH       OTHER   01             323429        0        0
PEGASYSTEMS INC                COM              705573103     4060   371472 SH       OTHER   01             371472        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104      141   392000 SH  PUT  OTHER   01             392000        0        0
QIMONDA AG                     SPONSORED ADR    746904101     3597   232818 SH       OTHER   01             232818        0        0
RESEARCH IN MOTION LTD         COM              760975102     1782     8908 SH       OTHER   01               8908        0        0
SANDISK CORP                   COM              80004C101     7765   158663 SH       OTHER   01             158663        0        0
SCIENTIFIC GAMES CORP          CL A             80874P109     5122   146543 SH       OTHER   01             146543        0        0
TEKTRONIX INC                  COM              879131100     4329   128300 SH       OTHER   01             128300        0        0
TEXAS INSTRS INC               COM              882508104     5763   153158 SH       OTHER   01             153158        0        0
TURKCELL ILETISIM HIZMETLERI   SPON ADR NEW     900111204     2338   140432 SH       OTHER   01             140432        0        0
YAHOO INC                      COM              984332106     5686   209600 SH       OTHER   01             209600        0        0